Investments - Summary of Company Investments in Joint Ventures and Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [line items]
Current assets	$ 47,131	$ 44,769
Non-current assets	204,235	202,214
Property, plant and equipment	176,650	175,470	$ 161,297
Total Assets	251,366	246,983
Current liabilities	24,948	24,903
Non-current liabilities	144,916	144,530
Shareholders' equity	81,502	77,550	66,055	$ 116,978
Non-controlling interest	1,700	771
Total current liabilities	169,864	169,433
Sales revenues	88,827	81,405	97,314
Net Income (loss) for the year	169	(4,349)	$ (8,611)
Brazil [member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	938	1,016
Non-current assets	502	558
Property, plant and equipment	897	867
Other non-current assets	725	720
Total Assets	3,062	3,161
Current liabilities	1,005	1,226
Non-current liabilities	639	499
Shareholders' equity	1,418	1,436
Total current liabilities	3,062	3,161
Sales revenues	3,208	2,696
Net Income (loss) for the year	160	185
Brazil [member] | Associates [member]
Disclosure of joint ventures [line items]
Current assets		5,214
Non-current assets		1,647
Property, plant and equipment		9,344
Other non-current assets		957
Total Assets		17,162
Current liabilities		4,296
Non-current liabilities		18,613
Shareholders' equity		(4,789)
Non-controlling interest		(958)
Total current liabilities		17,162
Sales revenues		14,156
Net Income (loss) for the year		(1,292)
Brazil [member] | Associates [member]
Disclosure of joint ventures [line items]
Current assets	5,729
Non-current assets	1,454
Property, plant and equipment	9,342
Other non-current assets	980
Total Assets	17,505
Current liabilities	5,973
Non-current liabilities	16,172
Shareholders' equity	(4,390)
Non-controlling interest	(250)
Total current liabilities	17,505
Sales revenues	15,790
Net Income (loss) for the year	1,338
Petrobras Oil & Gas B.V.-PO&G [Member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	625	835
Non-current assets	71	35
Property, plant and equipment	3,706	3,304
Other non-current assets		1
Total Assets	4,402	4,175
Current liabilities	276	391
Non-current liabilities	2,197	1,819
Shareholders' equity	1,929	1,965
Total current liabilities	4,402	4,175
Sales revenues	557	770
Net Income (loss) for the year	$ 272	$ 63
Ownership interest	50.00%	50.00%
Other companies abroad [Member]
Disclosure of joint ventures [line items]
Current assets		$ 152
Non-current assets		21
Property, plant and equipment		19
Total Assets		192
Current liabilities		84
Non-current liabilities		1
Shareholders' equity		107
Total current liabilities		192
Sales revenues		331
Net Income (loss) for the year		$ 68
Other companies abroad [Member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	$ 72
Non-current assets	1
Property, plant and equipment	8
Total Assets	81
Current liabilities	29
Non-current liabilities	1
Shareholders' equity	51
Total current liabilities	81
Sales revenues	145
Net Income (loss) for the year	$ 26
Bottom of range [member] | Brazil [member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Ownership interest	20.00%	20.00%
Bottom of range [member] | Brazil [member] | Associates [member]
Disclosure of joint ventures [line items]
Ownership interest		5.00%
Bottom of range [member] | Brazil [member] | Associates [member]
Disclosure of joint ventures [line items]
Ownership interest	5.00%
Bottom of range [member] | Petrobras Oil & Gas B.V.-PO&G [Member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Bottom of range [member] | Other companies abroad [Member]
Disclosure of joint ventures [line items]
Ownership interest		34.00%
Bottom of range [member] | Other companies abroad [Member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Ownership interest	34.00%
Top of range [member] | Brazil [member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Ownership interest	83.00%	83.00%
Top of range [member] | Brazil [member] | Associates [member]
Disclosure of joint ventures [line items]
Ownership interest		49.00%
Top of range [member] | Brazil [member] | Associates [member]
Disclosure of joint ventures [line items]
Ownership interest	49.00%
Top of range [member] | Other companies abroad [Member]
Disclosure of joint ventures [line items]
Ownership interest		50.00%
Top of range [member] | Other companies abroad [Member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Ownership interest	50.00%